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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
                 -------------------------------
   Address:      75 Park Plaza
                 -------------------------------
                 2nd Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-11132
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Johnson
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-956-3860
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Robert L. Johnson               Boston, MA          2/12/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                        --------------------

Form 13F Information Table Entry Total:            93
                                        --------------------

Form 13F Information Table Value Total:       352,223
                                        --------------------
                                            (thousands)


List of Other Included Managers:  NONE

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ACME PACKET INC           COM              004764106  1,131    54,800   SH           SOLE                     54,800 0       0
AKAMAI TECHNOLOGIES
INC                       COM              00971T101     48       900   SH           SOLE                        900 0       0
ALCOA INC                 COM              013817101     45     1,500   SH           SOLE                      1,500 0       0
APPLE COMPUTER INC        COM              037833100 26,428   311,500   SH           SOLE                    311,500 0       0
AUTODESK INC              COM              052769106     49     1,200   SH           SOLE                      1,200 0       0
BECKMAN COULTER INC       COM              075811109  7,176   120,000   SH           SOLE                    120,000 0       0
BEST BUY INC              COM              086516101  9,838   200,000   SH           SOLE                    200,000 0       0
BIG LOTS INC              COM              089302103 10,358   451,900   SH           SOLE                    451,900 0       0
BIOSANTE
PHARMACEUTICALS INC       COM              09065V203     83    30,000   SH    CALL   SOLE                     30,000 0       0
BRISTOL MYERS SQUIBB
CO                        COM              110122108    137     5,200   SH           SOLE                      5,200 0       0
BUSINESS OBJECTS SA       SP ADR           12328X107  8,285   210,000   SH           SOLE                    210,000 0       0
CELGENE CORP              COM              151020104     52       900   SH           SOLE                        900 0       0
CENTURY ALUM CO           COM              156431108     67     1,500   SH           SOLE                      1,500 0       0
CHEESECAKE FACTORY
INC                       COM              163072101 14,568   592,200   SH           SOLE                    592,200 0       0
CHUNGHWA TELECOM CO
LTD                       SP ADR           17133Q205     65     3,300   SH           SOLE                      3,300 0       0
CISCO SYS INC             COM              17275R102     41     1,500   SH           SOLE                      1,500 0       0
COACH INC                 COM              189754104     43     1,000   SH           SOLE                      1,000 0       0
COMPUWARE CORP            COM              205638109     62     7,500   SH           SOLE                      7,500 0       0
COMTECH GROUP INC         COM              205821200     33     1,800   SH           SOLE                      1,800 0       0
COOPER TIRE & RUBR CO     COM              216831107     86     6,000   SH           SOLE                      6,000 0       0
DECKERS OUTDOOR CORP      COM              243537107     72     1,200   SH           SOLE                      1,200 0       0
DOLLAR GEN CORP           COM              256669102     96     6,000   SH           SOLE                      6,000 0       0
DOUBLE-TAKE SOFTWARE
INC                       COM              258598101    386    30,000   SH           SOLE                     30,000 0       0
EHEALTH INC               COM              28238P109    402    20,000   SH           SOLE                     20,000 0       0
EXLSERVICE HOLDINGS
INC                       COM              302081104    158     7,500   SH           SOLE                      7,500 0       0
F5 NETWORKS INC           COM              315616102 23,495   316,600   SH           SOLE                    316,600 0       0
FINISH LINE INC           CL A             317923100     71     5,000   SH           SOLE                      5,000 0       0
FOREST LABS INC           COM              345838106     71     1,400   SH           SOLE                      1,400 0       0
FOUNDRY NETWORKS INC      COM              35063R100 24,570 1,640,200   SH           SOLE                  1,640,200 0       0
GAP INC DEL               COM              364760108 12,870   660,000   SH           SOLE                    660,000 0       0
GATEHOUSE MEDIA INC       COM              367348109    186    10,000   SH           SOLE                     10,000 0       0
GUIDANCE SOFTWARE INC     COM              401692108  1,394    89,545   SH           SOLE                     89,545 0       0
HEELYS INC                COM              42279M107    321    10,000   SH           SOLE                     10,000 0       0
HOME DEPOT INC            COM              437076102     92     2,300   SH           SOLE                      2,300 0       0
IPG PHOTONICS CORP        COM              44980X109    528    22,000   SH           SOLE                     22,000 0       0
ISILON SYS INC            COM              46432L104    994    36,000   SH           SOLE                     36,000 0       0
ISIS PHARMACEUTICALS
INC                       COM              464330109     46     4,100   SH           SOLE                      4,100 0       0
J CREW GROUP INC          COM              46612H402     62     1,600   SH           SOLE                      1,600 0       0

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

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
JO-ANN STORES INC         COM              47758P307     47     1,900   SH           SOLE                      1,900 0       0
JOHNSON & JOHNSON         COM              478160104    135     2,050   SH           SOLE                      2,050 0       0
KNIGHT CAPITAL GROUP
INC                       CL A             499005106     86     4,500   SH           SOLE                      4,500 0       0
LIMITED BRANDS INC        COM              532716107 11,431   395,000   SH           SOLE                    395,000 0       0
LOWES COS INC             COM              548661107     90     2,900   SH           SOLE                      2,900 0       0
MGI PHARMA INC            COM              552880106  8,500   461,700   SH           SOLE                    461,700 0       0
MEDIMMUNE INC             COM              584699102 18,412   486,300   SH           SOLE                    486,300 0       0
MICROSTRATEGY INC         CL A             594972408     57       500   SH           SOLE                        500 0       0
NETWORK APPLIANCE INC     COM              64120L104     67     1,700   SH           SOLE                      1,700 0       0
NOVELLUS SYS INC          COM              670008101     72     2,100   SH           SOLE                      2,100 0       0
OPTIUM CORP               COM              68402T107  1,870    74,975   SH           SOLE                     74,975 0       0
PALOMAR MED
TECHNOLOGIES INC          COM              697529303     35       700   SH           SOLE                        700 0       0
PENN NATL GAMING INC      COM              707569109     92     2,200   SH           SOLE                      2,200 0       0
PHOTRONICS INC            COM              719405102     98     6,000   SH           SOLE                      6,000 0       0
POLARIS INDS INC          COM              731068102     94     2,000   SH           SOLE                      2,000 0       0
QLOGIC CORP               COM              747277101 15,169   692,000   SH           SOLE                    692,000 0       0
QWEST COMMUNICATIONS
INTL IN                   COM              749121109     96    11,500   SH           SOLE                     11,500 0       0
REDBACK NETWORKS INC      COM              757209507  9,131   366,100   SH           SOLE                    366,100 0       0
RESEARCH IN MOTION
LTD                       COM              760975102  4,983    39,000   SH           SOLE                     39,000 0       0
RYLAND GROUP INC          COM              783764103     93     1,700   SH           SOLE                      1,700 0       0
SPDR TR                   UNIT SER1        78462F103  1,984    14,000   SH           SOLE                     14,000 0       0
SAFENET INC               COM              78645R107     45     1,900   SH           SOLE                      1,900 0       0
ST JUDE MED INC           COM              790849103 14,624   400,000   SH           SOLE                    400,000 0       0
SAKS INC                  COM              79377W108 14,612   820,000   SH           SOLE                    820,000 0       0
SEPRACOR INC              COM              817315104 10,025   162,800   SH           SOLE                    162,800 0       0
SHANDA INTERACTIVE
ENTMT LTD                 SP ADR           81941Q203     54     2,500   SH           SOLE                      2,500 0       0
SIERRA HEALTH SVCS
INC                       COM              826322109     90     2,500   SH           SOLE                      2,500 0       0
SIGMA DESIGNS INC         COM              826565103 19,439   763,800   SH           SOLE                    763,800 0       0
SILICON LABORATORIES
INC                       COM              826919102 16,459   475,000   SH           SOLE                    475,000 0       0
SIMPLETECH INC            COM              828823104     25     2,000   SH           SOLE                      2,000 0       0
SKECHERS U S A INC        CL A             830566105  9,657   289,900   SH           SOLE                    289,900 0       0
STANLEY INC               COM              854532108     42     2,500   SH           SOLE                      2,500 0       0
SUN MICROSYSTEMS INC      COM              866810104     43     8,000   SH           SOLE                      8,000 0       0
SUNTECH PWR HLDGS CO
LTD                       ADR              86800C104     48     1,400   SH           SOLE                      1,400 0       0
SYNAPTICS INC             COM              87157D109 19,203   646,800   SH           SOLE                    646,800 0       0
SYNOPSYS INC              COM              871607107     94     3,500   SH           SOLE                      3,500 0       0
TJX COS INC NEW           COM              872540109  6,560   230,000   SH           SOLE                    230,000 0       0
TESSERA TECHNOLOGIES
INC                       COM              88164L100     93     2,300   SH           SOLE                      2,300 0       0
TIFFANY & CO NEW          COM              886547108     94     2,400   SH           SOLE                      2,400 0       0
TOLL BROTHERS INC         COM              889478103     90     2,800   SH           SOLE                      2,800 0       0
UNDER ARMOUR INC          CL A             904311107     76     1,500   SH           SOLE                      1,500 0       0
UNITEDHEALTH GROUP
INC                       COM              91324P102     97     1,800   SH           SOLE                      1,800 0       0

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

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
URBAN OUTFITTERS INC      COM              917047102     69     3,000   SH           SOLE                      3,000 0       0
VALUECLICK INC            COM              92046N102     24     1,000   SH           SOLE                      1,000 0       0
VENTANA MED SYS INC       COM              92276H106     95     2,200   SH           SOLE                      2,200 0       0
VERISIGN INC              COM              92343E102     22       900   SH           SOLE                        900 0       0
VOLT INFORMATION
SCIENCES IN               COM              928703107     90     1,800   SH           SOLE                      1,800 0       0
WALGREEN CO               COM              931422109    138     3,000   SH           SOLE                      3,000 0       0
WEBMD HEALTH CORP        CL A              94770V102     64     1,600   SH           SOLE                      1,600 0       0
WYNN RESORTS LTD          COM              983134107     38       400   SH           SOLE                        400 0       0
ZALE CORP NEW             COM              988858106 13,682   485,000   SH           SOLE                    485,000 0       0
SEAGATE TECHNOLOGY        SHS              G7945J104  8,554   322,800   SH           SOLE                    322,800 0       0
SINA CORP                 ORD              G81477104     46     1,600   SH           SOLE                      1,600 0       0
ALLOT COMMUNICATIONS
LTD                       SHS              M0854Q105    934    79,802   SH           SOLE                     79,802 0       0
SYNERON MEDICAL LTD       ORD              M87245102     46     1,700   SH           SOLE                      1,700 0       0